Cambria ETF Trust

Cambria Superinvestors ETF (SUPR)

Cambria Buyout ETF (PE)

Cambria Venture ETF (VCAP)

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated January 12, 2026 to the Statutory Prospectus and Statement of Additional Information
(“SAI”) dated September 1, 2025, as each may be amended or supplemented

The following information supplements, and should be read in conjunction with, the Statutory Prospectus and SAI for the Funds:

Effective immediately, the trading symbol for each Fund is updated as follows:

Fund	New Trading Symbol
Cambria Superinvestors ETF	DSCD
Cambria Buyout ETF	PLAD
Cambria Venture ETF	COWE

Accordingly, any reference in the Funds’ Statutory Prospectus and SAI to a Fund’s previous trading symbol is hereby replaced with a reference to its new trading symbol.

* * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-DSCD-STP-0126